SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Stock Option Transactions and the Number of Stock Options
Stock option transactions and the number of stock options are summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2017	37,858,334	$1.42
Granted	9,045,482	2.64
Exercised	(10,458,334)	0.49
Forfeited	(208,334)	3.23
Outstanding at December 31, 2018	36,237,148	$1.98
Granted	9,438,679	1.79
Exercised	(6,783,333)	0.58
Expired/Forfeited	(2,274,999)	2.77
Outstanding at December 31, 2019	36,617,495	$2.14
Number of options exercisable	27,706,487	$2.17

Summary of Company's Stock Options Outstanding and Exercisable
As at December 31, 2019, the Company has stock options outstanding and exercisable as follows:

Number of Options	Number Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date

2,850,000	2,850,000	$0.500	0.41	May 27, 2020
1,000,000	1,000,000	$2.930	0.92	November 29, 2020
500,000	333,334	$2.850	0.92	November 29, 2020
166,667	166,667	$2.410	0.92	November 29, 2020
166,667	83,333	$1.920	0.92	November 29, 2020
3,250,000	3,250,000	$0.640	0.96	December 16, 2020
250,000	250,000	$2.690	1.44	June 8, 2021
4,425,000	4,425,000	$2.650	1.48	June 23, 2021
2,750,000	2,750,000	$2.240	1.96	December 15, 2021
250,000	250,000	$3.110	2.31	April 22, 2022
125,000	125,000	$2.930	2.87	November 13, 2022
3,725,000	3,725,000	$3.390	2.96	December 14, 2022
475,000	316,666	$2.390	3.28	April 13, 2023
4,025,000	2,683,333	$2.850	3.44	June 8, 2023
100,000	66,667	$2.660	3.47	June 20, 2023
720,482	520,482	$2.490	3.64	August 21, 2023
2,800,000	1,866,664	$2.410	4.00	December 31, 2023
500,000	166,667	$2.270	4.22	March 21, 2024
250,000	83,334	$2.220	4.24	March 27, 2024
3,800,000	1,266,667	$1.920	4.45	June 12, 2024
188,679	94,340	$1.590	4.63	August 16, 2024
4,300,000	1,433,333	$1.590	4.99	December 24, 2024
36,617,495	27,706,487

Summary of Weighted Average Grant Date Fair Values	The following weighted average assumptions were used to estimate the weighted average grant date fair values for the years ended December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Expected stock price volatility	61.75%	83.41%
Expected life of options	5.00 years	5.00 years
Risk free interest rate	1.54%	2.08%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in period	$0.96	$1.76